Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements of Cash Flows [Abstract]
Net loss for the year	$ (4,476)		$ (5,325)		$ (11,107)		$ (3,857)		$ (3,486)
Adjustments to reconcile net loss to net cash used in operating activities:
Severance pay benefits, net	5		21		76		6		(82)
Depreciation of property and equipment	84		119		190		128		168
Stock compensation expense	686		92		301		502		12
Loss on sale of fixed assets					5
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables, net	(812)		535		1,923		(662)		(1,215)
Decrease in long-term trade receivable									181
Decrease (increase) in other current assets	210		183		347		(308)		203
Decrease (increase) in inventories	(1,036)		(1,017)		420		(469)		45
Increase (decrease) in trade payables	1,384		448		(1,236)		79		1,084
Interest on principle shareholder convertible loan	39		22		73		54		42
Increase (decrease) in other payables and accrued expenses	(215)		294		197		(62)		(134)
Net cash used for operating activities	(4,131)		(4,628)		(8,811)		(4,589)		(3,182)
Investing activities:
Purchase of property and equipment	(67)		(230)		(501)		(107)		(61)
Net cash used for investing activities	(67)		(230)		(501)		(107)		(61)
Financing activities:
Proceeds from short term loans	218		(408)		1,151		1,145		259
Repayment from short term loan	(392)		491		(1,139)		(1,242)		(250)
Proceeds from principle shareholder convertible loan	3,500		5,399		10,599		4,250		2,710
Proceeds from exercise of stock options							36		305
Proceeds from issuance of shares At-The-Market, net	3
Net cash provided by financing activities	3,329		5,482		10,611		4,189		3,024
Net increase (decrease) in cash and cash equivalents	(869)		624		1,299		(507)		(219)
Cash and cash equivalents, beginning of year	2,183	[1]	884	[2]	884	[2]	1,391		1,610
Cash and cash equivalents, end of year	1,314		1,508		2,183	[1]	884	[2]	1,391
Non cash investing activities:
Purchase of property and equipment							20		5
Non cash financing activities:
Conversion of loans	6,539				8,645		5,423		3,038
Cash paid during the year for:
Interest					$ 19		$ 25		$ 30

[1]	As of December 31, 2012, $51 is deposited in NIS bearing an average annual interest of 1.00%. $39 was pledged against the Company's bank guarantees.
[2]	As of December 31, 2011, $63 is deposited in NIS bearing an average annual interest of 2.30%. $49 was pledged against the Company's bank guarantees.